BETTER 10K - STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 2,830	$ 3,096	$ 31,997
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,875,000	1,875,000	1,875,000
Common Stock Warrants Issued March 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	375,000	375,000	375,000
Strike (in dollars per share)	$ 0.71	$ 0.71	$ 0.71
Convertible preferred stock warrants					$ 179
Common Stock Warrants Issued March 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,500,000	1,500,000	1,500,000
Strike (in dollars per share)	$ 3.42	$ 3.42	$ 3.42
Convertible preferred stock warrants				$ 271